Leases - Summary of Other Information Related to Operating Leases (Detail)	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term - operating leases in years	5 years 2 months 12 days
Weighted-average discount rate - operating leases	3.15%